DISCOUNTINUED OPERATION (Schedule of related party transactions) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Nov. 30, 2015	Dec. 31, 2015
Concession cost purchased			$ 2,337
Equity transaction with a related party			8,605
Guangxi Dingyuan Media Ltd. ("Guangxi Dingyuan") [Member]
Concession cost purchased	[1]		1,107
Qingdao Airport AirMedia Advertising Co., Ltd ("Qingdao AM") [Member]
Concession cost purchased	[2]		1,230
Beijing Dayun Culture Communication Co., Ltd. ("Dayun Culture") [Member]
Equity transaction with a related party		$ 8,605	$ 8,605 [3]

[1]	The Group purchased stand-alone digital frames, LED and lightbox concession in Nanning airport from Guangxi Dingyuan amounting to $1,107 for the years ended December 31, 2015.
[2]	The Group purchased stand-alone digital frames concession in Qingdao airport from Qingdao AM amounting to $1,230 for the year ended December 31, 2015.
[3]	In November 2015, AM Advertising purchased 20% equity interest in Beijing AirMedia Lianhe Advertising Co., Ltd. (“AirMedia Lianhe”) from Dayun Culture with consideration of $8,605. After the transaction, AM Advertising held 100% equity interest in AirMedia Lianhe.